Taxation	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Taxation

25. Taxation

(a) Income taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and conducts most of its business through its subsidiaries located in Mainland China, Hong Kong, United States, United Kingdom and Germany. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

PRC

All Chinese companies are subject to enterprise income tax (“EIT”) at a uniform rate of 25%.

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign investment enterprise in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with PRC.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from 2008 onwards, enterprises engaging in research and development activities are entitled to claim 175% of their qualified research and development expenses so incurred as tax deductible expenses when determining their assessable profits for the year (‘Super Deduction’). The additional deduction of 75% of qualified research and development expenses can only be claimed directly in the annual EIT filing and subject to the approval from the relevant tax authorities.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group incorporated in Hong Kong are subject to 16.5% Hong Kong profit tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Other Countries

The maximum applicable income tax rates of other countries where the Company’s subsidiaries having significant operations for the years ended December 31, 2016, 2017 and 2018 are as follows:

	For the Year Ended December 31,
	2016	2017	2018
United States	42.84%	42.84%	29.84%
United Kingdom	20.00%	19.25%	19.00%
Germany	32.98%	32.98%	32.98%

Composition of income tax expense for the periods presented are as follows:

	For the Year Ended December 31,
	2016	2017	2018
Current income tax expense	4,314	7,906	22,044

Reconciliations of the income tax expense computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expense of the years presented are as follows:

	For the Year Ended December 31,
	2016	2017	2018
Loss before income tax expense	(2,568,940)	(5,013,268)	(9,616,935)
Income tax expense computed at PRC statutory income tax rate of 25%	(642,235)	(1,253,318)	(2,404,234)
Non-deductible expenses	91,915	91,093	96,684
Foreign tax rates differential	52,495	(74,531)	167,180
Additional 50% tax deduction for qualified research and development expenses	(46,527)	(93,513)	(216,993)
Tax exempted interest income	(52)	(845)	(10,377)
Effect of U.S. tax law change	—	165,898	—
US tax credits	(5,716)	(52,185)	(42,781)
Prior year adjustments	3,594	(10,293)	(1,422)
Tax benefit not utilized	550,840	1,235,600	2,433,987
Income tax expense	4,314	7,906	22,044

The PRC statutory income tax rate was used because the majority of the Group’s operations are based in PRC.

(b) Deferred tax

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying business. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

The Group’s deferred tax assets consist of the following components:

	As of December 31,
	2016	2017	2018
Deferred tax assets
Net operating loss carry-forwards	567,844	1,620,535	3,777,696
Accrued and prepaid expenses	39,174	84,320	255,240
Advertising expenses in excess of deduction limit	9,118	65,737	14,234
Tax credit carry-forwards	13,735	60,624	117,801
Property, plant and equipment, net	28,849	27,463	17,467
Deferred rent	9,478	8,699	36,729
Deferred Revenue	2,411	—	83,877
Unrealized financing cost	—	—	41,939
Intangible assets	1,643	7,104	15,687
Share-based compensation	637	4,106	8,962
Unrealized foreign exchange loss	—	55	55
Total deferred tax assets	672,889	1,878,643	4,369,687
Less: Valuation allowance	(672,889)	(1,878,643)	(4,369,687)
Total deferred tax assets, net	—	—	—

Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	As of December 31,
	2016	2017	2018
Valuation allowance
Balance at beginning of the year	—	672,889	1,878,643
Additions	672,889	1,205,754	2,491,044
Balance at end of the year	672,889	1,878,643	4,369,687

The Group has tax losses arising in Mainland China of 11,551,510 that will expire in one to five years for deduction against future taxable profit.

Loss expiring in 2019	4
Loss expiring in 2020	186,827
Loss expiring in 2021	1,335,168
Loss expiring in 2022	3,098,425
Loss expiring in 2023	6,931,086
Total	11,551,510

The Group has tax losses arising in Hong Kong and United Kingdom of 1,221,492 for which could be carried forward indefinitely against future taxable income.

The Group has tax losses arising in United States of 22,960, 232,429, 894,771 and 1,156,230 that will expire in seventeen, eighteen, nineteen and infinite years for deduction against future taxable income.

On December 22, 2017, the 2017 Tax Cuts and Jobs Act (“Tax Act”) was enacted into law making significant changes to the Internal Revenue Code. Changes include, but are not limited to, a federal corporate tax rate decrease from 35% to 21% for tax years beginning after December 31, 2017. The Group is required to recognize the effect of the tax law changes in the period of enactment, such as re-measuring the Group’s U.S. deferred tax assets and liabilities as well as reassessing the net realizability of the deferred tax assets and liabilities. The Tax Act did not give rise to any material impact on the consolidated balance sheets and consolidated statements of comprehensive loss due to the Group’s historical worldwide loss position and the full valuation allowance provided against the Group’s net U.S. deferred tax assets.

In December 2017, the Securities and Exchange Commission issued Staff Accounting Bulletin No. 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act (“SAB 118”), which allows the Group to record provisional amounts during a measurement period not to extend beyond one year from the enactment date. Since the Tax Act was enacted late in the fourth quarter of 2017 (and ongoing guidance and accounting interpretations are expected over the next 12 months), the Group considers the accounting of deferred tax re-measurements and other items to be incomplete due to the forthcoming guidance and its ongoing analysis of final year-end data and tax positions. The Group expects to complete the analysis within the measurement period in accordance with SAB 118. The Group does not expect any subsequent adjustments to have any material impact on the consolidated balance sheets or consolidated statements of comprehensive loss due to our historical worldwide loss position and the full valuation allowance provided against the Group’s net U.S. deferred tax assets.

Uncertain Tax Position

The Group did not identify any significant unrecognized tax benefits for each of the periods presented. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expense and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2018.